Equity - Schedule of Pre-Funded Warrant Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Pre-Funded Warrant Activity [Abstract]
Number of Pre-Funded Warrants, Outstanding at Beginning | shares	25,215
Weighted Average Exercise Price, Outstanding at Beginning | $ / shares	$ 0.0609
Number of Pre-Funded Warrants, Pre-funded warrants granted | shares	294,118
Weighted Average Exercise Price, Pre-funded warrants granted | $ / shares	$ 0.002
Number of Pre-Funded Warrants,Pre-funded warrants exercised | shares	(144,783)
Weighted Average Exercise Price, Pre-funded warrants exercised | $ / shares	$ (0.002)
Number of Pre-Funded Warrants, Outstanding at Ending | shares	174,550
Weighted Average Exercise Price, Outstanding at Ending | $ / shares	$ 0.0105